Bank Borrowings (Details Narrative)	6 Months Ended			12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Bank Borrowings [Member]
Short-Term Debt [Line Items]
Interest expenses	$ 7,088	$ 9,327	$ 41,599	$ 48,000	$ 64,000	$ 75,184	$ 81,333